Annual Fund Operating Expenses - Class I2 - Alger Growth and Income Portfolio - Class I-2	May 01, 2021
Operating Expenses:
Advisory Fees	0.50%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.50%
Total Annual Fund Operating Expenses	1.00%